2. Investment securities, Contractual Maturity (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Amortized Cost
Due within one year	$ 7,304
Due from one to five years	81,366
Due from five to ten years	77,498
Due after ten years	12,102
Mortgage-backed securities	66,654
Equity securities	0
Total	244,924
Estimated Fair Value
Due within one year	7,341
Due from one to five years	84,100
Due from five to ten years	78,751
Due after ten years	12,169
Mortgage-backed securities	67,585
Equity securities	0
Total	$ 249,946